INTANGIBLE ASSETS, NET - Estimated amortization expense relating to intangible assets (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS, NET
Remaining months of 2020	¥ 111
2021	28
Net book value	¥ 139	¥ 190	¥ 21,179